Other Intangible Assets, Net (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Estimated aggregate amortization of intangible assets for each of the next five years
2012	$ 29		$ 29		$ 55
2013	49		49		47
2014	41		41		40
2015	36		36		35
2016	31		31		30
Thereafter	187		187		178
Total	373		373		385	420
Aggregate amortization of intangible assets	$ 14	$ 15	$ 28	$ 30	$ 59	$ 68	$ 82